Disposals of businesses and deconsolidation of subsidiaries - West Auriga (Details) - USD ($) $ in Millions			12 Months Ended
		Mar. 21, 2014	Dec. 31, 2016	Dec. 31, 2015	[2]	Dec. 31, 2014	Nov. 04, 2014
Significant Acquisitions and Disposals [Line Items]
Gain on sale	[1]		$ 0	$ (63)		$ 632
West Auriga
Significant Acquisitions and Disposals [Line Items]
Enterprise value		$ 1,240
Less: Debt assumed		(443)
Purchase price		797
Less: Working capital adjustment		(331)
Purchase price		466
Cash		697
Discount note issued		100
Less: net carrying value of assets and liabilities		7
Less: allocated goodwill to subsidiaries		(33)
Gain on sale		$ 440
Seadrill Capricorn Holdings LLC
Significant Acquisitions and Disposals [Line Items]
Ownership interest (as percent)		49.00%					49.00%

[1]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".
[2]	Refer to Note 39 "Restatement of previously issued financial statements"